Distribution Date: Oct 25, 2006
DISTRIBUTION PACKAGE
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
N/A
LITTON LOAN SERVICING LP,
July 25, 2006
June 30, 2006
June 01, 2006
Barclays Capital Inc.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2006-CB5
Account Administrator
651-495-3847
michael.bengtson@usbank.com
DISTRIBUTION STATEMENT
Distribution Date:
25-Oct-06
Accrual Periods:
Begin End
Determination Date:
16-Oct-06
Libor Certificates 9/25/2006 10/24/2006
Record Date Libor Certificates:
24-Oct-06
Fixed Certificates, Class CE 9/1/2006 9/30/2006
Record Date Other Certificates:
30-Sep-06
Original
Beginning
Class Interest
Net WAC
Applied Realized
Ending
Certificate
Certificate
Principal
Interest
Carryover
Total
Rate Carryover
Loss
Certificate
Class
Face Value
Balance
Distribution
Distribution
Shortfall
Distribution
Amount
Amount
Balance
A-1 $258,402,000.00 $212,362,768.67 $11,643,006.46 $953,658.82 $0.00 $12,596,665.28 $0.00 $0.00 $200,719,762.21
A-2 $54,763,000.00 $54,763,000.00 $0.00 $248,205.85 $0.00 $248,205.85 $0.00 $0.00 $54,763,000.00
A-3 $82,462,000.00 $82,462,000.00 $0.00 $375,808.91 $0.00 $375,808.91 $0.00 $0.00 $82,462,000.00
A-4 $52,710,000.00 $52,710,000.00 $0.00 $245,049.09 $0.00 $245,049.09 $0.00 $0.00 $52,710,000.00
M-1 $20,594,000.00 $20,594,000.00 $0.00 $96,256.36 $0.00 $96,256.36 $0.00 $0.00 $20,594,000.00
M-2 $18,089,000.00 $18,089,000.00 $0.00 $84,849.41 $0.00 $84,849.41 $0.00 $0.00 $18,089,000.00
M-3 $11,132,000.00 $11,132,000.00 $0.00 $52,401.96 $0.00 $52,401.96 $0.00 $0.00 $11,132,000.00
M-4 $9,461,000.00 $9,461,000.00 $0.00 $45,008.96 $0.00 $45,008.96 $0.00 $0.00 $9,461,000.00
M-5 $9,183,000.00 $9,183,000.00 $0.00 $43,839.45 $0.00 $43,839.45 $0.00 $0.00 $9,183,000.00
M-6 $8,348,000.00 $8,348,000.00 $0.00 $40,340.04 $0.00 $40,340.04 $0.00 $0.00 $8,348,000.00
B-1 $8,070,000.00 $8,070,000.00 $0.00 $47,064.93 $0.00 $47,064.93 $0.00 $0.00 $8,070,000.00
B-2 $6,401,000.00 $6,401,000.00 $0.00 $37,331.19 $0.00 $37,331.19 $0.00 $0.00 $6,401,000.00
B-3 $4,174,000.00 $4,174,000.00 $0.00 $24,343.12 $0.00 $24,343.12 $0.00 $0.00 $4,174,000.00
B-4 $5,561,000.00 $5,561,000.00 $0.00 $32,432.23 $0.00 $32,432.23 $0.00 $0.00 $5,561,000.00
CE* $7,245,685.44 $7,245,685.44 $0.00 $764,699.19 $0.00 $764,699.19 $0.00 N/A $7,245,685.44
P N/A $0.00 $0.00 $230,026.77 $0.00 $230,026.77 $0.00 N/A $0.00
R $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 0 $0.00
R-X N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00
Total $549,350,000.00 $503,310,768.67 $11,643,006.46 $3,321,316.28 $0.00 $14,964,322.74 $0.00 $0.00 $491,667,762.21
* Notional Balance
AMOUNTS PER $1,000 UNIT
Class Interest
Net WAC
Allocable
Ending
Current
Principal
Interest
Carryover
Total
Rate Carryover
Loss
Certificate
Pass Through
Class
Cusip
Distribution
Distribution
Amount
Distribution
Amount
Amount
Balance
Interest Rate
A-1 81376WAA3 $45.05772579 $3.69060154 NA $48.74832733 $0.00000000 $0.00000000 $776.77325334 5.39000%
A-2 81376WAB1 $0.00000000 $4.53236400 NA $4.53236400 $0.00000000 $0.00000000 $1,000.00000000 5.44000%
A-3 81376WAC9 $0.00000000 $4.55735866 NA $4.55735866 $0.00000000 $0.00000000 $1,000.00000000 5.47000%
A-4 81376WAD7 $0.00000000 $4.64900569 NA $4.64900569 $0.00000000 $0.00000000 $1,000.00000000 5.58000%
M-1 81376WAE5 $0.00000000 $4.67400019 NA $4.67400019 $0.00000000 $0.00000000 $1,000.00000000 5.61000%
M-2 81376WAF2 $0.00000000 $4.69066339 NA $4.69066339 $0.00000000 $0.00000000 $1,000.00000000 5.63000%
M-3 81376WAG0 $0.00000000 $4.70732663 NA $4.70732663 $0.00000000 $0.00000000 $1,000.00000000 5.65000%
M-4 81376WAH8 $0.00000000 $4.75731529 NA $4.75731529 $0.00000000 $0.00000000 $1,000.00000000 5.71000%
M-5 81376WAJ4 $0.00000000 $4.77397909 NA $4.77397909 $0.00000000 $0.00000000 $1,000.00000000 5.73000%
M-6 81376WAK1 $0.00000000 $4.83229995 NA $4.83229995 $0.00000000 $0.00000000 $1,000.00000000 5.80000%
B-1 81376WAL9 $0.00000000 $5.83208550 NA $5.83208550 $0.00000000 $0.00000000 $1,000.00000000 7.00000%
B-2 81376WAM7 $0.00000000 $5.83208717 NA $5.83208717 $0.00000000 $0.00000000 $1,000.00000000 7.00000%
B-3 81376WAN5 $0.00000000 $5.83208433 NA $5.83208433 $0.00000000 $0.00000000 $1,000.00000000 7.00000%
B-4 81376WAP0 $0.00000000 $5.83208596 NA $5.83208596 $0.00000000 $0.00000000 $1,000.00000000 7.00000%
CE NA $0.00000000 $105.53855758 NA $105.53855758 $0.00000000 $0.00000000 $1,000.00000000 NA
P 81376WAQ8 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R NA $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R-X NA $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
Index
Value
LIBOR 5.33000%

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2006-CB5
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date:
October 25, 2006
Index +
Interest
Allocation of
Basis Risk
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Carry Forward
Amount
Interest
Interest
Class
Fixed Rate
PT Rate (1)
Relief Act
Paid
Amount
Paid
Paid (2)
Shortfall
AV-1 5.39000% $953,862.77 $203.95 $0.00 $0.00 $0.00 $0.00 $953,658.82 $0.00
AV-2 5.44000% $248,258.93 $53.08 $0.00 $0.00 $0.00 $0.00 $248,205.85 $0.00
AV-3 5.47000% $375,889.28 $80.37 $0.00 $0.00 $0.00 $0.00 $375,808.91 $0.00
AV-4 5.58000% $245,101.50 $52.41 $0.00 $0.00 $0.00 $0.00 $245,049.09 $0.00
M-1 5.61000% $96,276.95 $20.59 $0.00 $0.00 $0.00 $0.00 $96,256.36 $0.00
M-2 5.63000% $84,867.56 $18.15 $0.00 $0.00 $0.00 $0.00 $84,849.41 $0.00
M-3 5.65000% $52,413.17 $11.21 $0.00 $0.00 $0.00 $0.00 $52,401.96 $0.00
M-4 5.71000% $45,018.59 $9.63 $0.00 $0.00 $0.00 $0.00 $45,008.96 $0.00
M-5 5.73000% $43,848.83 $9.38 $0.00 $0.00 $0.00 $0.00 $43,839.45 $0.00
M-6 5.80000% $40,348.67 $8.63 $0.00 $0.00 $0.00 $0.00 $40,340.04 $0.00
B-1 7.00000% $47,075.00 $10.07 $0.00 $0.00 $0.00 $0.00 $47,064.93 $0.00
B-2 7.00000% $37,339.17 $7.98 $0.00 $0.00 $0.00 $0.00 $37,331.19 $0.00
B-3 7.00000% $24,348.33 $5.21 $0.00 $0.00 $0.00 $0.00 $24,343.12 $0.00
B-4 7.00000% $32,439.17 $6.94 $0.00 $0.00 $0.00 $0.00 $32,432.23 $0.00
(1) Includes interest shortfalls from previous payment dates plus interest thereon
(2) Includes Deferred Amounts

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2006-CB5
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date:
October 25, 2006
Miscellaneous:
Reconciliation:
Recoveries $0.00
Current Advances $551,741.48 Available funds (A):
Outstanding Advances $0.00 Remittance/Collection Account Beginning Balance $15,100,307.77
Net Payments to Trust from Swap Counterparty $0.00
Supplemental Interest Trust:
Net Funds from Supplemental Interest $0.00
Swap Notional Balance $479,490,196.91 $15,100,307.77
Deposit: Cap Payment $0.00 Distributions (B):
Deposit: Investment Income $0.00 Trustee Fee $2,127.32
Deposit: Net Counterparty Payment $0.00 Net Payments to Counterparty from Swap Trust $133,857.68
Deposit: Counterparty Termination Payment $0.00 Total Interest distributed $3,321,316.28
Deposit / Withdrawal : Net Trust Payment to Counterparty $133,857.68 Total Principal distributed $11,643,006.46
Deposit / Withdrawal : Swap Termination Payment to Counterparty $0.00 $15,100,307.74
Dep / Withdrwl : Defaulted Swap Termination Pmnt to Counterparty $0.00 (A)-(B): $0.03
Withdrawal : to pay interest on certificates $0.00
Withdrawal : to Principal Remittance, Net Realized Losses $0.00 Collection Account Ending Balance $0.00
Withdrawal : to CE, remaining amounts $0.00
Fees:
Total Fees
$214,859.07
Servicng Fee $212,731.75
Trustee Fee $2,127.32
ACCOUNT ACTIVITY

C-BASS
Contact:
MORTGAGE LOAN ASSET-BACKED CERTIFICATES
Mike Bengtson
SERIES 2006-CB5
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date:
October 25, 2006
Trigger Event:
Excess Interest Distributions:
Relevant Information: Excess Reserve Fund Beginning Balance $0.00
A) Rolling 6-Month Delinquency Average 1.969% Excess available interest (A): $764,699.19
B) Ending Collateral Balance $498,913,447.65
C) 40.14% of prior period Senior Enhancement % 8.710% 1) as additional principal to certificates $0.00
D) Cumulative Loss Amount $0.00 2) Required Basis Risk Reserve Deposit to BRRF $0.00
E) Cumulative Realized Losses/Cut-off Balance 0.000% 3) Remaining Amounts to CE $764,699.19
F) Applicable Cumulative Loss % 100.000%
G) Cumulative Loss % 0.0000%
H) Aggregate Outstanding Balance of 60+ day Delinquent Loans $24,641,363.92 (B): $764,699.19
(A)-(B) $0.00
A Trigger Event will occur if either (1) or (2) is True: Excess Reserve Fund Ending Balance $0.00
(1) Rolling 6Mo Delq. Avg equals or exceeds 40.14% of prior Senior Enhancement %(A >= C) NO
(2) Cumulative Real Loss/Cut-Off Balance equals or exceeds Applicable Cumulative Loss %(D >= E)
NO
NO
Subordination:
Stepdown Date:
Subordinated Amount (before distributions) $7,245,685.44 Relevant Information:
Subordination Release Amount $0.00 Senior Enhancement Percentage 21.698891%
Subordination Deficiency $0.00
Specified Subordinated Amount $7,245,685.44 The earlier of:
Subordinated Amount (after distributions) $7,245,685.45 1) Distribution after Class A balances reduced to zero NO
1) later of (x) Distribution in July 2009 NO
(y) Date when Senior Enhancement % >=38.90% NO
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Oct 25, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
510,556,454.11
11,643,006.46
0.00
498,913,447.66
237,236.51
11,392,839.74
12,930.21
0.00
0.00
11,643,006.46
3,440,503.85
212,731.75
0.00
497.56
0.00
0.00
0.00
3,227,274.54
230,026.77
0.00
15,100,307.77
2,453
2,398
0.8963659991
8.08648%
7.58148%
12.61065%
0.00
0.00
0.00
0.00
6,874,988.73
34
0
0.00
0.00
212,731.75
0.00
0.00
0.00
0.00
0.00

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance
%
0K to 99.99K
500 26,639,803.70 5.34%
100K to 199.99K
823 126,030,361.00 25.26%
200K to 299.99K
585 142,949,479.97 28.65%
300K to 399.99K
298 101,668,475.50 20.38%
400K to 499.99K
100 44,373,310.77 8.89%
500K to 599.99K
49 26,717,987.77 5.36%
600K to 699.99K
20 12,849,556.95 2.58%
700K to 799.99K
20 14,668,368.25 2.94%
800K to 899.99K
1 840,000.00 0.17%
900K to 999.99K
1 936,214.03 0.19%
1200K to 1299.99K
1 1,239,889.72 0.25%
Total
2,398
498,913,447.66
100.00%
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
160.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1200K to 1299.99K
Balance

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
5.00% - 5.49%
1 197,045.25 0.04%
5.50% - 5.99%
7 1,349,646.66 0.27%
6.00% - 6.49%
45 12,108,953.42 2.43%
6.50% - 6.99%
255 67,478,664.54 13.53%
7.00% - 7.49%
346 85,585,297.29 17.15%
7.50% - 7.99%
473 117,676,994.65 23.59%
8.00% - 8.49%
289 67,240,595.43 13.48%
8.50% - 8.99%
321 72,289,148.87 14.49%
9.00% - 9.49%
124 23,496,225.61 4.71%
9.50% - 9.99%
122 19,777,935.15 3.96%
10.00% - 10.49%
41 5,321,369.31 1.07%
10.50% - 10.99%
82 7,493,995.27 1.50%
11.00% - 11.49%
72 5,602,074.74 1.12%
11.50% - 11.99%
96 7,224,919.90 1.45%
12.00% - 12.49%
46 2,679,392.05 0.54%
12.50% - 12.99%
49 2,247,399.54 0.45%
13.00% - 13.49%
22 923,817.80 0.19%
13.50% - 13.99%
7 219,972.18 0.04%
Total
2,398
498,913,447.66
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.08%
Count
Balance ($)
%
2.00% - 2.99%
3 550,777.52 0.13%
3.00% - 3.99%
9 1,976,636.31 0.48%
4.00% - 4.99%
242 66,728,335.78 16.11%
5.00% - 5.99%
702 180,251,384.75 43.52%
6.00% - 6.99%
668 146,879,274.23 35.46%
7.00% - 7.99%
69 15,258,622.98 3.68%
8.00% - 8.99%
15 2,513,718.04 0.61%
Total
1,708
414,158,749.61
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 5.80%
Count
Balance ($)
%
0.00% - 0.99%
157 38,929,776.33 9.40%
2.00% - 2.99%
1 187,079.19 0.05%
5.00% - 5.99%
7 1,555,453.98 0.38%
6.00% - 6.99%
182 49,163,589.09 11.87%
7.00% - 7.99%
605 155,343,248.01 37.51%
8.00% - 8.99%
514 120,977,017.40 29.21%
9.00% - 9.99%
176 34,947,404.13 8.44%
10.00% - 10.99%
32 7,157,946.24 1.73%
11.00% - 11.99%
28 4,939,449.58 1.19%
12.00% - 12.99%
6 957,785.66 0.23%
Total
1,708
414,158,749.61
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 7.28%

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
10.00% - 10.99%
2 420,862.90 0.10%
11.00% - 11.99%
19 4,367,527.01 1.05%
12.00% - 12.99%
198 54,511,895.81 13.16%
13.00% - 13.99%
646 166,778,101.77 40.27%
14.00% - 14.99%
546 128,808,561.78 31.10%
15.00% - 15.99%
204 40,995,252.15 9.90%
16.00% - 16.99%
46 9,540,563.84 2.30%
17.00% - 17.99%
29 5,618,540.95 1.36%
18.00% - 18.99%
11 1,605,143.40 0.39%
19.00% - 19.99%
7 1,512,300.00 0.37%
Total
1,708
414,158,749.61
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.06%
Count
Balance ($)
%
6
1,708 414,158,749.61 100.00%
Total
1,708
414,158,749.61
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
6
1,708 414,158,749.61 100.00%
Total
1,708
414,158,749.61
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
6 Month LIBOR
1,708 414,158,749.61 100.00%
Total
1,708
414,158,749.61
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
88 19,767,201.97 3.96%
3 Units
26 4,001,272.79 0.80%
4 Units
11 3,550,573.35 0.71%
Condominium
195 36,363,732.79 7.29%
Planned Unit Development
181 38,083,849.46 7.63%
Single Family
1,896 397,069,954.90 79.59%
Townhouse
1 76,862.40 0.02%
Total
2,398
498,913,447.66
100.00%
Property Type
Type

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
2005
79 17,884,295.91 3.58%
2006
2,319 481,029,151.75 96.42%
Total
2,398
498,913,447.66
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
10.00%-14.99%
7 296,991.66 0.06%
15.00%-19.99%
39 1,604,674.44 0.32%
20.00%-24.99%
313 14,460,980.44 2.90%
25.00%-29.99%
12 1,339,104.03 0.27%
30.00%-34.99%
8 897,570.95 0.18%
35.00%-39.99%
11 1,360,722.48 0.27%
40.00%-44.99%
22 3,419,640.44 0.69%
45.00%-49.99%
24 4,579,403.90 0.92%
50.00%-54.99%
41 7,032,315.20 1.41%
55.00%-59.99%
48 9,824,724.23 1.97%
60.00%-64.99%
116 26,859,690.06 5.38%
65.00%-69.99%
146 34,731,525.79 6.96%
70.00%-74.99%
122 25,847,955.33 5.18%
75.00%-79.99%
176 43,508,777.95 8.72%
80.00%-84.99%
812 210,508,449.14 42.19%
85.00%-89.99%
134 33,246,084.89 6.66%
90.00%-94.99%
269 60,622,432.70 12.15%
95.00%-99.99%
48 11,055,350.54 2.22%
100.0%-105.0%
37 7,463,245.59 1.50%
0.00%- 4.99%
2 58,287.74 0.01%
5.00%- 9.99%
11 195,520.16 0.04%
Total
2,398
498,913,447.66
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 76
Count
Balance ($)
%
97 - 120
8 80,853.39 0.02%
145 - 168
1 123,509.59 0.02%
169 - 192
22 2,449,685.13 0.49%
217 - 240
7 1,029,081.53 0.21%
337 - 360
1,848 353,173,365.38 70.79%
457 - 480
512 142,056,952.64 28.47%
Total
2,398
498,913,447.66
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 385

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
97 - 120
8 80,853.39 0.02%
145 - 168
2 160,721.68 0.03%
169 - 192
259 14,066,654.60 2.82%
217 - 240
7 1,029,081.53 0.21%
337 - 360
2,122 483,576,136.46 96.93%
Total
2,398
498,913,447.66
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 347
Count
Balance ($)
%
97 - 120
8 80,853.39 0.02%
169 - 192
23 2,573,194.72 0.52%
217 - 240
7 1,029,081.53 0.21%
337 - 360
1,848 353,173,365.38 70.79%
457 - 480
512 142,056,952.64 28.47%
Total
2,398
498,913,447.66
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 393
Count
Balance ($)
%
97 - 120
8 80,853.39 0.02%
169 - 192
261 14,227,376.28 2.85%
217 - 240
7 1,029,081.53 0.21%
337 - 360
2,122 483,576,136.46 96.93%
Total
2,398
498,913,447.66
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 355

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
ALABAMA
6 407,052.65 0.08%
ALASKA
3 664,857.96 0.13%
ARIZONA
175 28,842,266.75 5.78%
ARKANSAS
1 121,551.90 0.02%
CALIFORNIA
455 142,910,321.89 28.64%
COLORADO
38 8,377,724.29 1.68%
CONNECTICUT
16 3,070,626.41 0.62%
DELAWARE
17 2,552,932.09 0.51%
DISTRICT OF COLUMBIA
11 3,266,007.99 0.65%
FLORIDA
647 124,054,257.59 24.86%
GEORGIA
49 5,926,774.79 1.19%
HAWAII
9 2,762,336.15 0.55%
IDAHO
8 1,366,605.12 0.27%
ILLINOIS
91 14,221,368.01 2.85%
INDIANA
15 1,532,699.89 0.31%
IOWA
1 28,105.83 0.01%
KANSAS
6 641,217.92 0.13%
KENTUCKY
9 944,862.09 0.19%
LOUISIANA
15 1,439,712.94 0.29%
MAINE
6 1,043,845.15 0.21%
MARYLAND
89 17,897,355.82 3.59%
MASSACHUSETTS
30 5,242,671.93 1.05%
MICHIGAN
26 3,490,628.01 0.70%
MINNESOTA
24 4,682,479.18 0.94%
MISSISSIPPI
7 881,172.46 0.18%
MISSOURI
17 2,181,121.23 0.44%
MONTANA
3 230,005.66 0.05%
NEBRASKA
1 148,017.57 0.03%
NEVADA
63 12,814,513.57 2.57%
NEW HAMPSHIRE
14 2,386,289.85 0.48%
NEW JERSEY
49 10,799,619.39 2.16%
NEW MEXICO
5 396,965.19 0.08%
NEW YORK
93 25,586,675.83 5.13%
NORTH CAROLINA
24 2,095,673.19 0.42%
OHIO
10 1,555,242.60 0.31%
OKLAHOMA
5 397,413.29 0.08%
OREGON
24 3,757,603.33 0.75%
PENNSYLVANIA
54 8,314,236.95 1.67%
RHODE ISLAND
15 2,007,118.11 0.40%
SOUTH CAROLINA
9 1,305,951.94 0.26%
SOUTH DAKOTA
2 146,309.08 0.03%
TENNESSEE
28 2,453,835.71 0.49%
TEXAS
49 5,520,689.96 1.11%
UTAH
13 2,609,375.31 0.52%
VERMONT
1 164,693.01 0.03%
VIRGINIA
104 27,479,190.75 5.51%
WASHINGTON
39 8,086,604.41 1.62%
WEST VIRGINIA
5 611,498.18 0.12%
WISCONSIN
14 1,161,392.73 0.23%
WYOMING
3 333,976.01 0.07%
Total
2,398
498,913,447.66
100.00%
Geographic Distribution by State
State

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
0
4
8
12
16
20
24
28
32
CALIFORNIA
FLORIDA
ARIZONA
VIRGINIA
NEW YORK
MARYLAND
ILLINOIS
NEVADA
NEW JERSEY
COLORADO
PENNSYLVANIA
WASHINGTON
GEORGIA
TEXAS
MASSACHUSETTS
MINNESOTA
OREGON
MICHIGAN
DISTRICT OF
COLUMBIA
CONNECTICUT
HAWAII
UTAH
DELAWARE
TENNESSEE
NEW HAMPSHIRE
MISSOURI
NORTH CAROLINA
RHODE ISLAND
OHIO
INDIANA
LOUISIANA
IDAHO
SOUTH CAROLINA
WISCONSIN
MAINE
KENTUCKY
MISSISSIPPI
ALASKA
KANSAS
WEST VIRGINIA
ALABAMA
OKLAHOMA
NEW MEXICO
WYOMING
MONTANA
VERMONT
NEBRASKA
SOUTH DAKOTA
ARKANSAS
IOWA
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Oct 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,215
454,717,377.42
91.30%
454,927,735.38
85
19,554,706.32
3.93%
19,578,693.04
52
12,904,738.27
2.59%
12,926,038.94
43
10,893,777.91
2.19%
10,917,128.90
0
0.00
0.00%
0.00
2,395
498,070,599.92
498,349,596.26
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
320,304.25
100.00%
321,229.27
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
320,304.25
321,229.27
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
522,543.49
100.00%
523,073.14
2
522,543.49
523,073.14
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,215
454,717,377.42
91.14%
454,927,735.38
85
19,554,706.32
3.92%
19,578,693.04
53
13,225,042.52
2.65%
13,247,268.21
43
10,893,777.91
2.18%
10,917,128.90
2
522,543.49
0.10%
523,073.14
2,398
498,913,447.66
100.00%
499,193,898.67
Current
30 - 59
days
60 - 89
days
90 - 120
days
120 + days
Current 91.1%
30 - 59 days 3.9%
60 - 89 days 2.7%
90 - 120 days 2.2%
120 + days 0.1%
Total: 100.0%

Distribution Date: Oct 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
85 19,554,706.32 45.11% 52 12,904,738.27 29.77% 43 10,893,777.91 25.13% 0 0.00 0.00%
180
43,353,222.50
Bankruptcy
0 0.00 0.00% 1 320,304.25 100.00% 0 0.00 0.00% 0 0.00 0.00%
1
320,304.25
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 2 522,543.49 100.00%
2
522,543.49
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
85
19,554,706.32
44.25%
53
13,225,042.52
29.92%
43
10,893,777.91
24.65%
2
522,543.49
1.18%
183
44,196,070.24
100.00%
44.25
29.92
24.65
1.18
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
5
10
15
20
25
30
35
40
45
Group 1
0
5
10
15
20
25
30
35
40
45
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
98.09
0.72
1.18
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Oct 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
July 2006
August 2006
September 2006
October 2006
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
6 1,341,439.88 108 25,623,699.93 104 21,959,707.68 85 19,554,706.32
60 - 89 days
0 0.00 3 728,522.43 50 13,236,654.16 53 13,225,042.52
90 - 120 days
0 0.00 0 0.00 3 728,433.26 43 10,893,777.91
120 + days
0 0.00 0 0.00 0 0.00 2 522,543.49
Bankruptcy
0 0.00 0 0.00 1 320,537.81 1 320,304.25
Foreclosure
0 0.00 0 0.00 3 728,433.26 2 522,543.49
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
10.00M
20.00M
30.00M
40.00M
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
10
/1
/2
00
6
Balance ($)
30 - 59 days
0.00M
10.00M
20.00M
30.00M
40.00M
8/
1/
20
06
9/
1/
20
06
10
/1
/2
00
6
Balance ($)
60 - 89 days
0.00M
10.00M
20.00M
30.00M
40.00M
9/
1/
20
06
10
/1
/2
00
6
Balance ($)
90 - 120 days
0.00M
10.00M
20.00M
30.00M
40.00M
10
/1
/2
00
6
Balance ($)
120 + days
0.00M
10.00M
20.00M
30.00M
40.00M
9/
1/
20
06
10
/1
/2
00
6
Balance ($)
Foreclosure
0.00M
10.00M
20.00M
30.00M
40.00M
9/
1/
20
06
10
/1
/2
00
6
Balance ($)
Bankruptcy

Distribution Date: Oct 25, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Current
23.76%
11,405,769.95
3 Month
28.85%
Life CPR
27.58%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
3 Month
0.00%
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
7/1/2006 8/1/2006 9/1/2006
10/1/2006
Group 1
Total
Percentage
Current CPR
0M
10M
20M
30M
40M
7/1/2006 8/1/2006 9/1/2006
10/1/2006
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
7/1/2006 8/1/2006 9/1/2006
10/1/2006
Group 1
Total
Percentage
Current CDR
0M
10M
20M
30M
40M
7/1/2006 8/1/2006 9/1/2006
10/1/2006
Group 1
Total
Amount ($)

Distribution Date: Oct 25, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Bankruptcy
Count
Balance ($)
%
1 320,304.25 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
15644826 323,000.00 320,304.25 7.99% 07/01/2006 360
Total:
1
320,304.25
323,000.00

Distribution Date: Oct 25, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Foreclosure
Count
Balance ($)
%
2 522,543.49 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
15762651 212,800.00 212,800.00 7.99% 05/01/2006 360
15663933 310,530.00 309,743.49 8.16% 05/01/2006 360
Total:
2
522,543.49
523,330.00

Distribution Date: Oct 25, 2006
REO LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Oct 25, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
55 11,440,056.00 11,392,839.74 0.00 510,556,454.11
2.23%
97.77%
1
Prepayment 2.23%
Liquidation 0.00%
Beginning Balance 97.77%
Total: 100.00%
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
15671217 78,400.00 78,310.08 78,294.51 0.00 0.00 0.00 Voluntary PIF 09/27/2006 15.57 13.925% 0.00
15818677 227,000.00 227,000.00 227,000.00 0.00 0.00 0.00 N/A 10/10/2006 0.00 6.000% 5,448.00
15931033 220,800.00 220,420.29 220,364.48 0.00 0.00 0.00 N/A 10/11/2006 55.81 8.600% 7,583.94
15932155 160,740.00 160,449.54 160,412.01 0.00 0.00 0.00 N/A 10/05/2006 37.53 8.900% 5,709.41
15934672 340,000.00 339,440.38 339,358.09 0.00 0.00 0.00 Voluntary PIF 09/21/2006 82.29 8.750% 0.00
15935885 236,000.00 235,332.24 235,234.65 0.00 0.00 0.00 Voluntary PIF 09/26/2006 97.59 6.850% 6,446.85
15939630 296,000.00 295,139.27 295,048.50 0.00 0.00 0.00 N/A 10/11/2006 90.77 7.990% 9,429.37
15939648 187,500.00 186,735.97 186,623.60 0.00 0.00 0.00 Voluntary PIF 09/20/2006 112.37 8.800% 0.00
15940786 250,000.00 248,917.00 248,757.87 0.00 0.00 0.00 Voluntary PIF 09/19/2006 159.13 8.500% 0.00
15940893 335,000.00 331,754.52 331,548.95 0.00 0.00 0.00 Voluntary PIF 09/19/2006 205.57 9.050% 0.00
15941818 29,000.00 28,937.08 28,927.74 0.00 0.00 0.00 Voluntary PIF 09/19/2006 9.34 11.775% 560.40
15942378 152,000.00 151,134.61 151,008.50 0.00 0.00 0.00 Voluntary PIF 09/26/2006 126.11 7.150% 4,316.26
15942485 191,750.00 190,876.18 190,747.89 0.00 0.00 0.00 N/A 10/12/2006 128.29 8.250% 0.00
15942923 360,000.00 359,119.22 359,005.77 0.00 0.00 0.00 Voluntary PIF 09/26/2006 113.45 7.850% 11,282.61
15943772 171,000.00 170,549.17 170,491.35 0.00 0.00 0.00 Voluntary PIF 09/29/2006 57.82 7.600% 5,181.26
15944507 112,400.00 111,890.68 111,836.30 0.00 0.00 0.00 Voluntary PIF 09/28/2006 54.38 9.960% 4,455.33
15945355 205,000.00 204,568.43 204,505.14 0.00 0.00 0.00 N/A 10/13/2006 63.29 7.900% 6,460.95
15671068 93,050.00 92,917.02 92,897.15 0.00 0.00 0.00 N/A 10/03/2006 19.87 13.650% 0.00
15813561 200,600.00 200,194.36 200,111.09 0.00 0.00 0.00 Voluntary PIF 09/25/2006 83.27 10.500% 10,026.01
15814056 342,000.00 342,000.00 342,000.00 0.00 0.00 0.00 N/A 10/12/2006 0.00 6.990% 17,098.84
15818396 280,000.00 279,452.79 279,341.44 0.00 0.00 0.00 Voluntary PIF 09/27/2006 111.35 6.950% 7,768.83
15930332 149,901.00 149,495.58 149,443.47 0.00 0.00 0.00 Voluntary PIF 09/26/2006 52.11 7.500% 0.00
15932015 135,000.00 134,646.88 134,600.81 0.00 0.00 0.00 Voluntary PIF 09/21/2006 46.07 11.550% 0.00

Distribution Date: Oct 25, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
15933740 225,000.00 224,118.22 223,988.45 0.00 0.00 0.00 Voluntary PIF 09/28/2006 129.77 8.990% 0.00
15936693 450,000.00 449,360.76 449,266.60 0.00 0.00 0.00 Voluntary PIF 09/19/2006 94.16 9.250% 0.00
15937956 339,000.00 337,315.73 337,098.43 0.00 0.00 0.00 N/A 10/03/2006 217.30 8.500% 11,472.69
15940760 308,000.00 306,744.98 306,560.39 0.00 0.00 0.00 N/A 10/13/2006 184.59 8.800% 0.00
15941701 182,400.00 182,400.00 182,400.00 0.00 0.00 0.00 Voluntary PIF 09/18/2006 0.00 7.625% 0.00
15943566 106,800.00 106,183.14 106,103.78 0.00 0.00 0.00 Voluntary PIF 09/18/2006 79.36 7.750% 0.00
15944853 110,000.00 109,581.90 109,527.70 0.00 0.00 0.00 N/A 10/13/2006 54.20 9.800% 4,291.51
15671340 89,000.00 88,759.07 88,724.10 0.00 0.00 0.00 Voluntary PIF 09/18/2006 34.97 10.850% 1,775.87
15758683 60,000.00 59,874.01 59,857.51 0.00 0.00 0.00 Voluntary PIF 09/20/2006 16.50 12.550% 0.00
15772874 178,000.00 177,476.11 177,369.04 0.00 0.00 0.00 Voluntary PIF 09/28/2006 107.07 8.710% 3,551.64
15773906 535,000.00 533,107.55 532,821.21 0.00 0.00 0.00 N/A 10/02/2006 286.34 9.350% 26,669.58
15779663 245,600.00 245,263.52 245,194.84 0.00 0.00 0.00 N/A 10/11/2006 68.68 8.200% 0.00
15814338 220,000.00 219,644.31 219,576.17 0.00 0.00 0.00 Voluntary PIF 09/29/2006 68.14 7.850% 6,894.90
15931264 300,050.00 299,365.78 299,277.66 0.00 0.00 0.00 Voluntary PIF 09/20/2006 88.12 8.100% 0.00
15933260 38,267.00 38,047.58 38,032.93 0.00 0.00 0.00 Voluntary PIF 09/26/2006 14.65 11.375% 1,729.49
15938699 191,200.00 190,450.24 190,353.10 0.00 0.00 0.00 N/A 10/13/2006 97.14 9.650% 3,809.00
15941156 232,500.00 231,344.82 231,195.78 0.00 0.00 0.00 Voluntary PIF 09/28/2006 149.04 8.500% 0.00
15941206 289,000.00 287,549.54 287,362.44 0.00 0.00 0.00 Voluntary PIF 09/22/2006 187.10 8.450% 0.00
15941461 111,650.00 111,042.57 110,964.33 0.00 0.00 0.00 Voluntary PIF 09/26/2006 78.24 8.050% 3,573.80
15658271 182,200.00 180,976.49 180,836.20 0.00 0.00 0.00 N/A 10/10/2006 140.29 7.600% 5,497.68
15817521 175,500.00 175,019.30 174,936.84 0.00 0.00 0.00 N/A 10/02/2006 82.46 9.950% 0.00
15930472 104,000.00 103,669.75 103,620.98 0.00 0.00 0.00 Voluntary PIF 09/28/2006 48.77 10.000% 2,075.32
15930837 200,000.00 199,060.64 198,922.80 0.00 0.00 0.00 Voluntary PIF 09/29/2006 137.84 8.100% 6,441.95
15932114 8,930.00 8,617.18 8,576.22 0.00 0.00 0.00 N/A 10/05/2006 40.96 12.500% 426.94
15933278 153,068.00 152,284.52 152,194.19 0.00 0.00 0.00 Voluntary PIF 09/27/2006 90.33 8.950% 5,448.78
15934524 204,000.00 202,982.55 202,833.40 0.00 0.00 0.00 Voluntary PIF 09/29/2006 149.15 7.800% 0.00
15936644 191,250.00 190,196.96 190,061.35 0.00 0.00 0.00 Voluntary PIF 09/20/2006 135.61 7.990% 6,075.66
15938111 157,500.00 156,643.14 156,532.77 0.00 0.00 0.00 N/A 10/12/2006 110.37 8.050% 5,037.01
15938350 336,000.00 333,746.70 333,457.60 0.00 0.00 0.00 Voluntary PIF 09/21/2006 289.10 6.990% 9,325.85
15939598 244,000.00 242,134.08 241,957.60 0.00 0.00 0.00 Voluntary PIF 09/21/2006 176.48 7.990% 7,730.70
15939671 235,000.00 233,897.73 233,735.78 0.00 0.00 0.00 Voluntary PIF 09/27/2006 161.95 8.100% 7,575.87
15944846 284,000.00 282,148.80 281,940.24 0.00 0.00 0.00 N/A 10/02/2006 208.56 7.850% 8,854.47
Total:
55
11,440,056.00
11,398,288.96
5,449.22
11,392,839.74
0.00
0.00
0.00
230,026.77

Distribution Date: Oct 25, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Oct 25, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB5
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #